Investment Securities - Disclosure of Unrealized Gains and Losses on Fair Value Through Other Comprehensive Income Securities (Detail) - Financial assets measured at fair value through other comprehensive income, category [member] - CAD ($)
$ in Millions
	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Cost	$ 55,570	$ 58,815	$ 56,129
Gross unrealized gains	681	451	102
Gross unrealized losses	54	107	388
Fair value	56,197	59,159	55,843
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	10,690	8,774	8,903
Gross unrealized gains	198	147	38
Gross unrealized losses	12	6	50
Fair value	10,876	8,915	8,891
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Cost	2,894	2,995	4,403
Gross unrealized gains	31	20	3
Gross unrealized losses	7	11	54
Fair value	2,918	3,004	4,352
U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	17,880	22,546	19,298
Gross unrealized gains	302	196	6
Gross unrealized losses	8	37	163
Fair value	18,174	22,705	19,141
Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	19,950	18,806	20,022
Gross unrealized gains	124	72	49
Gross unrealized losses	17	32	81
Fair value	20,057	18,846	19,990
Other debt [member]
Disclosure of financial assets [line items]
Cost	4,156	5,694	3,503
Gross unrealized gains	26	16	6
Gross unrealized losses	10	21	40
Fair value	$ 4,172	$ 5,689	$ 3,469